FINANCIAL INSTRUMENTS (Details 1)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CAD ($)	Jan. 31, 2016 CAD ($)	Jan. 31, 2015 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash		$ 14,321,433		$ 54,847	$ 599,964	$ 147,575
Term deposits		3,694,415
Royalty receivable		3,540,753
Reclamation bonds				83,277
Accounts payable		48,303		76,923
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 10,125,183		$ 30,424
Term deposits		3,005,300
Other amounts receivable				181
Royalty receivable		2,880,300
Reclamation bonds				64,000
Accounts payable				(15,369)
Net exposure	$ 16,010,783		$ 79,326
Canadian dollar equivalent		$ 19,682,055		$ 103,101